Mineral Interests, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Mineral Interests, Property and Equipment Explanatory [Abstract]
Schedule of mineral interest, property and equipment
($000s)	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total
Cost
As at January 1, 2020	425,671	-	-	307	425,978
Additions	165,775	-	-	-	165,775
As at December 31, 2020	591,446	-	-	307	591,753
Additions	40,559	27,061	2,963	100	70,683
As at December 31, 2021	632,005	27,061	2,963	407	662,436
Accumulated Depreciation
As at January 1, 2020	-	-	-	(36)	(36)
Depreciation expense	-	-	-	(36)	(36)
As at December 31, 2020	-	-	-	(72)	(72)
Depreciation expense [1]	-	-	-	(85)	(85)
As at December 31, 2021	-	-	-	(157)	(157)
Net Book Value
As at December 31, 2020	591,446	-	-	235	591,681
As at December 31, 2021	632,005	27,061	2,963	250	662,279

1)	Depreciation expense related to equipment is capitalized to construction in progress.

Schedule of mineral interests expenditures
($000s)	January 1, 2021	Acquisitions	Expenditures [1]	December 31, 2021
KSM	444,167	-	27,607	471,774
Courageous Lake	76,522	-	654	77,176
Iskut	37,949	-	3,830	41,779
Snowstorm	24,924	-	6,547	31,471
3 Aces	7,113	-	1,921	9,034
Grassy Mountain	771	-	-	771
	591,446	-	40,559	632,005

($000s)	January 1, 2020	Acquisitions	Expenditures	December 31, 2020
KSM	296,509	127,530	20,128	444,167
Courageous Lake	75,721	-	801	76,522
Iskut	32,215	-	5,734	37,949
Snowstorm	20,455	-	4,469	24,924
3 Aces	-	6,564	549	7,113
Grassy Mountain	771	-	-	771
	425,671	134,094	31,681	591,446

1)	During the year ended December 31, 2021, the Company added an aggregate of $44.4 million of expenditures to the mineral interests. The total expenditure was reduced by a $3.9 million credit for reclassification of receivables, related to the BCMETC program, from mineral interests to long-term receivables (refer to note 8).